Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2015
Goodwill [Line Items]
Schedule of Goodwill
The table below provides a summary of the Partnership’s goodwill, by assigned reporting unit.

	March 31, 2015	December 31, 2014
	(in millions)
Texas	$1,168.2	$1,168.2
Louisiana	786.8	786.8
Oklahoma	190.3	190.3
Crude and Condensate	137.8	112.5
Total	$2,283.1	$2,257.8

Schedule of Finite-Lived Intangible Assets
The following table represents the Partnership's total purchased intangible assets for the periods stated (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
March 31, 2015
Customer relationships	$925.8	$(48.2)	$877.6
December 31, 2014
Customer relationships	$569.5	$(36.5)	$533.0

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The following table summarizes the Partnership's estimated aggregate amortization expense for the next five years (in millions):

2015	$51.7
2016	67.0
2017	67.0
2018	67.0
2019	66.1
Thereafter	558.8
Total	$877.6